iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  18 .6%
AbbVie, Inc. ............................ 1,048,300 $ 194,270,956
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 74,685 17,734,700
Amgen, Inc. ............................ 317,308 105,495,391
Apellis Pharmaceuticals, Inc.
(a)
................ 61,752 2,445,379
Biogen, Inc.
(a)
........................... 86,157 18,368,672
BioMarin Pharmaceutical, Inc.
(a)
............... 111,660 9,416,288
Cerevel Therapeutics Holdings, Inc.
(a)
........... 40,776 —
Exact Sciences Corp.
(a) (b)
.................... 107,876 4,927,776
Exelixis, Inc.
(a)
........................... 169,256 3,969,053
Gilead Sciences, Inc. ...................... 738,418 56,164,073
GRAIL, Inc.
(a)
........................... 15,515 238,621
Incyte Corp.
(a)
........................... 109,634 7,133,884
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 85,756 4,241,492
Moderna, Inc.
(a) (b)
......................... 191,136 22,787,234
Natera, Inc.
(a)
........................... 66,928 6,852,758
Neurocrine Biosciences, Inc.
(a)
................ 58,974 8,348,949
Regeneron Pharmaceuticals, Inc.
(a)
............. 61,824 66,719,843
Roivant Sciences, Ltd.
(a)
.................... 207,241 2,248,565
Sarepta Therapeutics, Inc.
(a) (b)
................ 53,552 7,617,236
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 51,601 2,323,077
United Therapeutics Corp.
(a)
.................. 25,824 8,090,401
Vertex Pharmaceuticals, Inc.
(a)
................ 152,983 75,836,733
Viking Therapeutics, Inc.
(a) (b)
.................. 62,186 3,544,602
628,775,683
a
Health Care Equipment & Supplies  —  19 .3%
Abbott Laboratories ....................... 1,023,421 108,421,221
Align Technology, Inc.
(a)
..................... 44,319 10,276,690
Baxter International, Inc. .................... 301,152 10,787,265
Becton Dickinson & Co. .................... 171,032 41,228,974
Boston Scientific Corp.
(a)
.................... 869,032 64,204,084
Cooper Cos., Inc. The
(a)
.................... 115,425 10,772,615
Dentsply Sirona, Inc. ...................... 122,383 3,321,475
Dexcom, Inc.
(a)
.......................... 233,962 15,867,303
Edwards Lifesciences Corp.
(a)
................ 353,589 22,293,786
Enovis Corp.
(a) (b)
.......................... 32,153 1,531,769
Envista Holdings Corp.
(a)
.................... 101,607 1,734,431
GE HealthCare Technologies, Inc. ............. 252,162 21,340,470
Globus Medical, Inc. , Class A
(a)
............... 66,199 4,763,680
Hologic, Inc.
(a)
........................... 136,665 11,153,231
IDEXX Laboratories, Inc.
(a)
................... 48,758 23,214,659
Inspire Medical Systems, Inc.
(a) (b)
.............. 17,599 2,482,339
Insulet Corp.
(a)
........................... 41,305 8,027,627
Intuitive Surgical, Inc.
(a)
..................... 209,024 92,934,161
Masimo Corp.
(a) (b)
......................... 25,503 2,728,311
Medtronic PLC .......................... 786,487 63,170,636
Penumbra, Inc.
(a)
......................... 21,803 3,643,063
QuidelOrtho Corp.
(a)
....................... 31,412 1,234,177
ResMed, Inc. ........................... 85,992 18,337,794
Solventum Corp.
(a) (b)
....................... 81,973 4,826,570
STERIS PLC ............................ 58,343 13,929,975
Stryker Corp. ........................... 214,106 70,109,010
Teleflex, Inc. ............................ 27,848 6,152,180
Zimmer Biomet Holdings, Inc. ................ 120,913 13,463,662
651,951,158
a
Health Care Providers & Services  —  18 .6%
Acadia Healthcare Co., Inc.
(a)
................. 53,804 3,489,189
Amedisys, Inc.
(a)
......................... 18,892 1,852,361
Cardinal Health, Inc. ....................... 144,049 14,524,461
Centene Corp.
(a)
......................... 315,510 24,269,029
Chemed Corp. ........................... 8,778 5,004,864
Cigna Group (The) ........................ 164,905 57,497,426
Security Shares Value
a
Health Care Providers & Services (continued)
DaVita, Inc.
(a)
............................ 29,814 $ 4,073,189
Elevance Health, Inc. ...................... 137,573 73,192,963
Encompass Health Corp. ................... 58,521 5,438,942
HCA Healthcare, Inc. ...................... 114,350 41,514,767
Henry Schein, Inc.
(a) (b)
...................... 75,540 5,434,348
Humana, Inc. ........................... 71,306 25,784,963
Labcorp Holdings, Inc. ..................... 49,811 10,731,282
Molina Healthcare, Inc.
(a)
.................... 34,343 11,720,236
Premier, Inc. , Class A ...................... 69,615 1,460,523
Quest Diagnostics, Inc. ..................... 65,843 9,369,459
R1 RCM, Inc.
(a)
.......................... 92,754 1,194,671
Tenet Healthcare Corp.
(a)
.................... 57,331 8,582,451
UnitedHealth Group, Inc. .................... 544,150 313,517,464
Universal Health Services, Inc. , Class B ......... 34,223 7,315,508
625,968,096
a
Health Care Technology  —  0 .6%
Certara, Inc.
(a) (b)
.......................... 70,621 1,102,394
Doximity, Inc. , Class A
(a) (b)
................... 70,813 1,982,764
Veeva Systems, Inc. , Class A
(a) (b)
.............. 87,233 16,742,629
19,827,787
a
Life Sciences Tools & Services  —  11 .5%
10X Genomics, Inc. , Class A
(a)
................ 61,544 1,272,114
Agilent Technologies, Inc. ................... 173,237 24,495,712
Avantor, Inc.
(a) (b)
.......................... 401,088 10,729,104
Azenta, Inc.
(a) (b)
.......................... 32,278 2,010,597
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 11,413 3,861,703
Bio-Techne Corp. ......................... 91,845 7,493,634
Bruker Corp. ............................ 61,995 4,247,277
Charles River Laboratories International, Inc.
(a) (b)
.... 30,204 7,372,796
Danaher Corp. .......................... 391,684 108,527,803
Fortrea Holdings, Inc.
(a)
..................... 51,995 1,434,542
Illumina, Inc.
(a)
........................... 94,205 11,549,533
IQVIA Holdings, Inc.
(a)
...................... 106,602 26,248,610
Medpace Holdings, Inc.
(a)
................... 15,025 5,747,363
QIAGEN NV
(a)
........................... 130,697 5,814,710
Repligen Corp.
(a) (b)
........................ 32,947 5,513,680
Revvity, Inc. ............................ 72,970 9,165,762
Sotera Health Co.
(a) (b)
...................... 72,644 1,007,572
Thermo Fisher Scientific, Inc. ................. 225,956 138,587,853
West Pharmaceutical Services, Inc. ............ 42,931 13,144,184
388,224,549
a
Pharmaceuticals  —  31 .1%
Bristol-Myers Squibb Co. .................... 1,200,098 57,076,661
Catalent, Inc.
(a)
.......................... 107,016 6,350,330
Elanco Animal Health, Inc.
(a)
.................. 291,096 3,795,892
Eli Lilly & Co. ........................... 503,320 404,805,176
Intra-Cellular Therapies, Inc.
(a)
................ 60,860 4,790,899
Jazz Pharmaceuticals PLC
(a)
................. 35,776 3,944,304
Johnson & Johnson ....................... 1,427,342 225,305,935
Merck & Co., Inc. ......................... 1,500,355 169,735,161
Organon & Co. .......................... 150,627 3,292,706
Perrigo Co. PLC ......................... 80,129 2,265,247
Pfizer, Inc. ............................. 3,354,607 102,449,698
Royalty Pharma PLC , Class A ................ 231,425 6,519,242
Viatris, Inc. ............................. 704,982 8,502,083
Zoetis, Inc. , Class A ....................... 270,582 48,715,583
1,047,548,917
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,014,293,009 ) ............................... 3,362,296,190

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 36,622,467 $ 36,637,116
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 5,579,025 5,579,025
a
Total Short-Term Securities — 1.3%
(Cost: $ 42,198,252 ) ................................. 42,216,141
Total Investments — 101.0%
(Cost: $ 3,056,491,261 ) ............................... 3,404,512,331
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (32,953,692)
Net Assets — 100.0% ................................. $ 3,371,558,639
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 45,519,962  $ —  $ (8,887,957)
(a)
$ 677  $ 4,434  $ 36,637,116  36,622,467  $ 25,968
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,905,810  673,215
(a)
—  —  —  5,579,025  5,579,025  67,680  —
$ 677  $ 4,434
$ 42,216,141
$ 93,648  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 67 09/20/24 $ 10,194 $ 145,809

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
3
Schedule of Investments
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,362,296,190  $ —  $ —  $ 3,362,296,190
Short-Term Securities
Money Market Funds ...................................... 42,216,141  —  —  42,216,141
$ 3,404,512,331  $ —  $ —  $ 3,404,512,331
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 145,809  $ —  $ —  $ 145,809
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)